As filed with the Securities and Exchange                                         Registration No. 333-105479

Commission on July 1, 2019                                                              Registration No. 811-02513

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

Post-Effective Amendment No. 26 To

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

and Amendment to

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account C of

Voya Retirement Insurance and Annuity Company

One Orange Way, Windsor, Connecticut 06095-4774

Depositor’s Telephone Number, including Area Code:  (860) 580-1631

Peter M. Scavongelli, Senior Counsel

Voya Legal Services

One Orange Way, C2N, Windsor, Connecticut  06095-4774

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

X	immediately upon filing pursuant to paragraph (b) of Rule 485 on ____________, pursuant to paragraph (b) of Rule 485

If appropriate check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Group or Individual Deferred Variable Annuity Contracts

PARTS A AND B

The Prospectus and the Statement of Additional Information each dated May 1, 2019 are incorporated into Parts A and B of this Post-Effective Amendment No. 26 by reference to Registrant’s filing under Rule 485(b) as filed on April 26, 2019.

A supplement dated July 1, 2019 to the Prospectus is included in Parts A and B of this Post-Effective Amendment No. 26.

Voya Retirement Insurance and Annuity Company

and its

Variable Annuity Account C

AFT CHOICE PLUS

Supplement Dated July 1, 2019 to the Contract Prospectus and
Contract Prospectus Summary, each dated May 1, 2019, as amended

This supplement updates and amends certain information contained in your variable annuity Contract Prospectus and Contract Prospectus Summary. Please read it carefully and keep it with your Contract Prospectus and Contract Prospectus Summary for future reference.

__________________________________________________________________________

The following information only affects you if you currently invest in or plan to invest in the subaccount that corresponds to the Wells Fargo Small Cap Value Fund.

Notice of and Important Information About An Upcoming Fund Merger

The Board of Trustees of Wells Fargo Funds Trust unanimously approved the merger of the Wells Fargo Small Cap Value Fund (Class A) (the “Merging Fund”) with and into the Wells Fargo Small Company Value Fund (Class A) (the “Surviving Fund”).  Contingent upon a number of conditions, the proposed merger date of the Wells Fargo Small Cap Value Fund will occur on or about September 20, 2019 (the “Merger Date”).

Voluntary Transfer Before the Merger Date. Prior to the Merger Date, you may transfer amounts allocated to the subaccount that invested in the Merging Fund to any other available subaccount or any available fixed interest option. There will be no charge for any such transfer, and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers. See the “TRANSFERS” section of your Contract Prospectus or Contract Prospectus Summary for information about making subaccount transfers.

On the Merger Date. On the Merger Date, your investment in the subaccount that invested in the Merging Fund will automatically become an investment in the subaccount that invests in the Surviving Fund with an equal total net asset value. You will not incur any tax liability because of this automatic reallocation and your contract value immediately before the reallocation will equal your contract value immediately after the reallocation.

Automatic Fund Reallocation After the Merger Date. After the Merger Date, the Merging Fund will no longer be available through your contract. Unless you provide us with alternative allocation instructions, after the Merger Date all allocations directed to the subaccount that invested in the Merging Fund will be automatically allocated to the subaccount that invests in the Surviving Fund. See the “TRANSFERS” section of your Contract Prospectus or Contract Prospectus Summary for information about making fund allocation changes.

Allocation Instructions. You may give us alternative allocation instructions at any time by contacting us at Customer Service, P.O. Box 5050, Hartford, CT 06199-0063 or calling us at 1-800-262-3862.

X.105479-19	Page 1 of 2	July 2019

Information about the Wells Fargo Small Company Value Fund. In connection with the upcoming fund merger involving the Wells Fargo Small Cap Value Fund (Class A), effective on the Merger Date, the Wells Fargo Small Company Value Fund (Class A) will be added to your contract as an available investment option. The following chart lists summary information regarding the Wells Fargo Small Company Value Fund and is added to APPENDIX IV – FUND DESCRIPTIONS in your Contract Prospectus and Contract Prospectus Summary.

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
Wells Fargo Small Company Value Fund Investment Adviser: Wells Fargo Funds Management, LLC Subadviser: Wells Capital Management Incorporated	Seeks long-term capital appreciation.

More Information is Available

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting us at our:

Customer Service

P.O. Box 990063

Hartford, CT 06199-0063

1-800-584-6001

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) Voya Retirement Insurance and Annuity Company, One Orange Way, Windsor, CT 06095. Securities are distributed by Voya Financial Partners, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which Voya Financial Partners, LLC has selling agreements.

X.105479-19	Page 2 of 2	July 2019

VARIABLE ANNUITY ACCOUNT C PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
(a)	Financial Statements:
(1)	Incorporated by reference in Part A: Condensed Financial Information
(2)	Incorporated by reference in Part B: Financial Statements of Variable Annuity Account C:
-	Report of Independent Registered Public Accounting Firm
-	Statements of Assets and Liabilities as of December 31, 2018
-	Statements of Operations for the year ended December 31, 2018
-	Statements of Changes in Net Assets for the years ended December 31, 2018 and 2017
-	Notes to Financial Statements
Consolidated Financial Statements of Voya Retirement Insurance and Annuity Company:
-	Report of Independent Registered Public Accounting Firm
-	Consolidated Balance Sheets as of December 31, 2018 and 2017
-	Consolidated Statements of Operations for the years ended December 31, 2018, 2017 and 2016
-	Consolidated Statements of Comprehensive Income for the years ended December 31, 2018, 2017 and 2016
-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2018, 2017 and 2016
-	Consolidated Statements of Cash Flows for the years ended December 31, 2018, 2017 and 2016
-	Notes to Consolidated Financial Statements

(b)	Exhibits
	(1)	Resolution establishing Variable Annuity Account C • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-75986), as filed on April 12, 1996.
	(2)	Not applicable
	(3.1)	Standard Form of Broker-Dealer Agreement • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.
(3.2)

Underwriting Agreement dated November 17, 2006 between ING Life Insurance and Annuity Company and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 (File No. 033-75996), as filed on December 20, 2006.

(3.3)

Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.

(3.4)

Amendment No. 1 made and entered into as of December 1, 2013 to the Intercompany Agreement dated as of December 22, 2010 by and among ING Investment Management LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 7, 2014.

(3.5)

Amendment No. 2, effective as of September 30, 2014, to the Intercompany Agreement dated as of December 22, 2010 by and between ING Investment Management LLC (now known as Voya Investment Management LLC) and ING Life Insurance and Annuity Company (now known as Voya Retirement Insurance and Annuity Company) • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 16, 2014.

(3.6)

Amendment No. 4, effective March 1, 2016, to the Intercompany Agreement dated as of December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC (IIM) (now known as Voya Investment Management LLC or VIM) and ING Life Insurance and Annuity Company (ILIAC) (now known as Voya Retirement Insurance and Annuity Company or VRIAC) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-167182), as filed on June 24, 2016.

(3.7)

Amendment No. 5, effective as of May 1, 2017, to the Intercompany Agreement between Voya Investment Management LLC and Voya Retirement Insurance and Annuity Company on September 28, 2017 • Incorporated by reference herein to the Initial Registration Statement on Form N-4 (File No. 333-220690), as filed on September 28, 2017.

(3.8)

Amendment No. 6, effective as of July 1, 2017, to the Intercompany Agreement between Voya Investment Management LLC and Voya Retirement Insurance and Annuity Company on September 28, 2017 • Incorporated by reference herein to the Initial Registration Statement on Form N-4 (File No. 333-220690), as filed on September 28, 2017.

(4.1)	Variable Annuity Contract (G-CDA(12/99)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(4.2)

Variable Annuity Contract Certificate (C-CDA(12/99)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.3)	Variable Annuity Contract G-CDA-10 • Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 333-109860), as filed on September 17, 2010.
(4.4)

Variable Annuity Contract Certificate C-CDA-10 • Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 333-109860), as filed on September 17, 2010.

(4.5)

Contract Schedule I AFT-403M (08/03)-E-MGIRMM-03 to Contract G-CDA(12/99) and Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-105479), as filed on June 3, 2004.

(4.6)

Contract Schedule I AFT-457M(08/03)-E-MGIRMM-03 to Contract
G-CDA(12/99) and Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-105479), as filed on June 3, 2004.

(4.7)

Contract Schedule I AFT-457SMGIR (09/03) to Contract G-CDA(12/99) and Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-105479), as filed on June 3, 2004.

(4.8)

Contract Schedule I AFT-403MMGIR (09/03) to Contract G-CDA(12/99) and Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-105479), as filed on June 3, 2004.

(4.9)

Contract Schedule I AFT-403S (08/03)-E-MGIRMM-03 to Contract G-CDA(12/99) and Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-105479), as filed on June 3, 2004.

(4.10)

Contract Schedule I AFT-403SMGIR (09/03) to Contract G-CDA(12/99) and Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-105479), as filed on June 3, 2004.

(4.11)

Contract Schedule I AFT-457MMGIR (09/03) to Contract G-CDA(12/99) and Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-105479), as filed on June 3, 2004.

(4.12)

Contract Schedule I AFT-457S(08/03)/E-MGIRMM-03 to Contract
G-CDA(12/99) and Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-105479), as filed on June 3, 2004.

(4.13)

Endorsement (E-MMFPEX-99R) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.14)

Endorsement (E-MMGDB(12/99)) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.15)

Endorsement (E-MMLSWC(12/99)) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.16)

Endorsement (E-MMTC(12/99)) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.17)

Endorsement (EMMCC-01) to Contract G-CDA(12/99) and Certificate
C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(4.18)

Endorsement (EEGTRRA-HEG(01)) to Contract G-CDA(12/99) and Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2002.

(4.19)

Endorsement (E-LOANA(1/02)) to Contract G-CDA(12/99) and Certificate
C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 10, 2009.

(4.20)

Endorsement (E-AFT-M(08/03)) to Contract G-CDA(12/99) and Certificate
C-CDA • Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-105479), as filed on July 28, 2004.

(4.21)

Endorsement (E-LNDFLT(1/04)) to Contract G-CDA(12/99) and Certificate
C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 10, 2009.

(4.22)

Endorsement (E-R403B-05) to Contract G-CDA(12/99) and Certificate
C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 10, 2009.

(4.23)

Endorsement (E-TPA-08) to Contract G-CDA(12/99) and Certificate
C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 10, 2009.

(4.24)

Endorsement (E-403bTERM-08) to Contract G-CDA(12/99) and Certificate
C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 10, 2009.

(4.25)

Endorsement (E-403bR-09) to Contract G-CDA(12/99) and Certificate
C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 10, 2009.

(4.26)

Endorsement E-AFT-10 to Contract G-CDA-10 and Certificate C-CDA-10 • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 6, 2011.

(4.27)

Endorsement E-MMLOAN-10 to Contract G-CDA-10 and Certificate C-CDA-10 • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 6, 2011.

(4.28)

Endorsement E-MMGDB-10 to Contract G-CDA-10 and Certificate C-CDA-10 • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 6, 2011.

(4.29)

Endorsement E-MMGDBP-10 to Contract G-CDA-10 and Certificate C-CDA-10 • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 6, 2011.

(4.30)

Endorsement E-MMTC-10 to Contract G-CDA-10 and Certificate C-CDA-10 • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 6, 2011.

(4.31)

Endorsement E-EQWA-10 to Contract G-CDA-10 and Certificate C-CDA-10 • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 6, 2011.

(4.32)

Endorsement E-MMFA-10 to Contract G-CDA-10 and Certificate C-CDA-10 • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 6, 2011.

(4.34)

Endorsement EVNMCHG (09/14) to Contracts G-CDA-10, G-CDA(12/99), G-CDA-HF, GSD-CDA-HO, GID-CDA-HO and G-CDA-HD and Certificates C-CDA-10 and C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 14, 2015.

(4.35)

Endorsement E-RO457-11 to Contracts GLID-CDA-HO and GSD-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 14, 2015.

(4.36)

Endorsement E-GMIRMM-17 to Contract G-CDA(12/99) and Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 16, 2018.

(5)	Not applicable
(6.1)

Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of ING Life Insurance and Annuity Company • Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.

(6.2)

Amended and Restated By-Laws of ING Life Insurance and Annuity Company, effective October 1, 2007 • Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.

(7)	Not applicable
(8.1)

(Retail) Fund Participation Agreement dated as of July 1, 2000 between Aetna Life Insurance and Annuity Company, American Century Services Corporation, and American Century Investment Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 13, 2000.

(8.2)

(Retail) Amendment No. 1 effective November 7, 2003 to Fund Participation Agreement dated as of July 1, 2000 between ING Life Insurance and Annuity Company and American Century Investment Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 13, 2004, and by reference to Amendment No. 2 to Post-Effective Amendment No. 48 (File No. 033-75962), as filed on April 10, 2007, and by reference to Amendment No. 3 to Post-Effective Amendment No. 10 (File No. 333-105479), as filed on April 11, 2008, and by reference to Amendment No. 4 to Post-Effective Amendment No. 6 (File No. 333-167680), as filed on April 7, 2014.

(8.3)

(Retail) Novation Agreement dated February 16, 2010 to Fund Participation Agreement dated as of July 1, 2000 between American Century Investment Services, Inc., American Century Services, LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 3, 2012.

(8.4)

(Retail) Selling and Services Agreement dated as of July 1, 2000 by and among Aetna Investment Services, Inc., Aetna Life Insurance and annuity Company, American Century Services Corporation and American Century Investment Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.

(8.5)

(Retail) Amendment No. 1 effective November 7, 2003 to Selling and Services Agreement dated as of July 1, 2000 by and between ING Financial Advisers, LLC (formerly known as Aetna Investment Services, Inc.), ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company) and American Century Investment Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.

(8.6)

(Retail) Amendment No. 2 effective October 1, 2004 to Selling and Services Agreement dated as of July 1, 2000 by and between ING Financial Advisers, LLC (formerly known as Aetna Investment Services, Inc.), ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company), American Century Investment Services, Inc. and American Century Services, LLC (formerly known as American Century Services Corporation) as amended on November 7, 2003 • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.

(8.7)

(Retail) Amendment No. 3 effective April 1, 2007 to Selling and Services Agreement dated as of July 1, 2000 by and between ING Financial Advisers, LLC (formerly known as Aetna Investment Services, Inc.), ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company), American Century Investment Services, Inc. and American Century Services, LLC (formerly known as American Century Services Corporation) as amended on October 1, 2004 and November 7, 2003 • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.

(8.8)

(Retail) Fourth Amendment dated as of April 6, 2009 to Selling and Services Agreement dated as of July 1, 2000 by and between ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company), ING Institutional Plan Services, LLP, ING Financial Advisers, LLC (formerly known as Aetna Investment Services, Inc.), American Century Investment Services, Inc. and American Century Services, LLC (formerly known as American Century Services Corporation) as amended on April 1, 2007, October 1, 2004 and November 7, 2003 • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.

(8.9)

(Retail) Fifth Amendment dated as of July 1, 2013 to Selling and Services Agreement dated as of July 1, 2000 by and between ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company), ING Institutional Plan Services, LLP, ING Financial Advisers, LLC (formerly known as Aetna Investment Services, Inc.), American Century Investment Services, Inc. and American Century Services, LLC (formerly known as American Century Services Corporation) as amended on November 7, 2003, October 1, 2004, April 1, 2007 and April 6, 2009 • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.

(8.10)

(Retail) Novation Agreement dated February 23, 2010 to Selling and Services Agreement dated as of July 1, 2000 by and among American Century Investment Services, Inc., American Century Services, LLC, ING Financial Advisors, LLC, ING Life Insurance and Annuity Company and ING Institutional Plan Services LLP • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.

(8.11)

Rule 22c-2 Agreement dated April 4, 2007 and is effective as of October 16, 2007 between American Century Investment Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.12)

(Retail) Participation Agreement dated as of January 1, 2003 among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, American Funds Distributors, Inc. and American Funds Service Company • Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.

(8.13)

(Retail) First Amendment is made and entered into as of January 3, 2006 to the Participation Agreement dated January 1, 2003 by and among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, American Funds Distributors, Inc. and American Funds Service Company and amended on November 1, 2006, February 1, 2007, October 1, 2008, January 30, 2009, May 1, 2009, December 1, 2010 and February 1, 2011• Incorporated by reference to Post-Effective Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on November 21, 2006, and by reference to Post-Effective Amendment No. 46 (File No. 333-01107), as filed on February 15, 2008, and by reference to Post-Effective Amendment No. 54 (File No. 333-01107), as filed on November 18, 2008, and by reference to Post-Effective Amendment No. 54 (File No. 033-75962), as filed on April 9, 2009, and by reference to Post-Effective Amendment No. 55 (File No. 033-75962), as filed on April 8, 2010, and by reference to Post-Effective Amendment No. 1 (File No. 333-167680), as filed on February 11, 2011, and by reference to Post-Effective Amendment No. 58 (File No. 033-75962), as filed on December 16, 2011..

(8.14)

(Retail) Selling Group Agreement among American Funds Distributors, Inc. and Aetna Investment Services, Inc. dated June 30, 2000 • Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.

(8.15)

(Retail) Supplemental Selling Group Agreement by and among American Funds Distributors, Inc. and Aetna Investment Services, Inc. dated June 30, 2000 • Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.

(8.16)

(Retail) Omnibus addendum (R shares) dated February 6, 2004 to the Selling Group Agreement dated June 30, 2000 and effective January 1, 2003 between American Funds Distributors, Inc. and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.

(8.17)

Rule 22c-2 Agreement dated and effective as of April 16, 2007 and operational on October 16, 2007 between American Funds Service Company, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.18)

(Retail) Fund Participation Agreement effective October 1, 2000 between Aetna Life Insurance and Annuity Company and Bankers Trust Company (Scudder) • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-105479), as filed on May 22, 2003.

(8.19)

(Retail) Services Agreement made and entered into as of March 7, 2000 by and among Aetna Investment Services, Inc., Aetna Life Insurance and Annuity Company and Bankers Trust Company • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 14, 2015.

(8.20)

(Retail) First Amendment dated July 1, 2000 to the Services Agreement dated March 7, 2000 by and among Aetna Investment Services, Inc., Aetna Life Insurance and Annuity Company and Bankers Trust Company • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 14, 2015.

(8.21)

(Retail) Second Amendment dated August 1, 2005 to the Services Agreement dated March 7, 2000 by and among ING Financial Advisers, LLC (formerly Aetna Investment Services, Inc.), ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) and Scudder Investments Service Company (formerly Bankers Trust Company), as amended on July 1, 2000 • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 14, 2015.

(8.22)

(Retail) Third Amendment dated May 1, 2006 to the Services Agreement dated March 7, 2000 by and among ING Financial Advisers, LLC (formerly Aetna Investment Services, Inc.), ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) and DWS Scudder Investments Service Company (formerly Scudder Investments Service Company and Bankers Trust Company), as amended on July 1, 2000 and August 1, 2005 • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 14, 2015.

(8.23)

(Retail) Fourth Amendment dated February 2, 2009 to the Services Agreement dated March 7, 2000 by and between ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), ING Institutional Plan Services, LLC, ING Financial Advisers, LLC (formerly Aetna Investment Services, Inc.) and DWS Investments Service Company (formerly DWS Scudder Investments Service Company, DWS Scudder Investments Service Company and Bankers Trust Company), as amended on July 1, 2000, August 1, 2005 and May 1, 2006 • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 14, 2015.

(8.24)

(Retail) Fifth Amendment dated December 1, 2009 to the Services Agreement dated March 7, 2000 by and between ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), ING Institutional Plan Services, LLC, ING Financial Advisers, LLC (formerly Aetna Investment Services, Inc.) and DWS Investments Service Company (formerly DWS Scudder Investments Service Company, DWS Scudder Investments Service Company and Bankers Trust Company), as amended on July 1, 2000, August 1, 2005, May 1, 2006 and February 2, 2009 • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 14, 2015.

(8.25)

(Retail) Seventh Amendment dated September 15, 2014 to the Services Agreement dated March 7, 2000 by and between Voya Retirement Insurance and Annuity Company (formerly ING Life Insurance and Annuity Company), Voya Institutional Plan Services, LLC (formerly ING Institutional Plan Services, LLC), Voya Financial Partners, LLC (formerly ING Financial Advisers, LLC) and DeAWM Service Company (formerly DWS Investments Service Company, DWS Scudder Investments Service Company, DWS Scudder Investments Service Company and Bankers Trust Company), as amended on July 1, 2000, August 1, 2005, May 1, 2006, February 2, 2009, December 1, 2009 and January 1, 2014 • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 14, 2015.

(8.26)

(Retail) Eighth Amendment dated as of November 11, 2015, to the Service Agreement dated as of March 7, 2001, as amended, by and between Voya Retirement Insurance and Annuity Company, Voya Institutional Plan Services, LLC, Voya Financial Partners, LLC and DeAWM Service Company • Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 6, 2016.

(8.27)

Rule 22c-2 Agreement dated March 19, 2007 and effective as of October 16, 2007 between DWS Scudder Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 9, 2010.

(8.28)

Amended and Restated Participation Agreement as of June 26, 2009 by and among ING Life Insurance and Annuity Company, Fidelity Distributors Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V and amended on June 26, 2009 • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.29)

Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING Life Insurance and Annuity Company, Variable Insurance Products Fund, Variable Insurance Products Fund I, Variable Insurance Products Fund II, Variable Insurance Product Fund V and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 033-75962), as filed on July 27, 2007.

(8.30)

Service Agreement effective as of June 1, 2002 by and between Fidelity Investments Institutional Operations Company, Inc. and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.

(8.31)

Service Contract dated June 20, 2003 and effective as of June 1, 2002 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.

(8.32)

First Amendment effective as of April 1, 2005 to Service Contract dated June 20, 2003 between Fidelity Distributors Corporation and ING Financial Advisers, Inc. and amended on April 1, 2006 • Incorporated by reference to Post-Effective Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on November 21, 2006.

(8.33)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.34)

Amended and Restated Participation Agreement as of December 30, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No. 333-85618), as filed on February 1, 2007.

(8.35)

Amendment effective June 5, 2007 to Amended and Restated Participation Agreement as of December 30, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Directed Services, Inc. and amended on November 17, 2011 • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007, and by reference to Post-Effective Amendment No. 59 (File No. 033-75962), as filed on April 3, 2012.

(8.36)

Amendment No. 3 dated August 12, 2013 to Amended and Restated Participation Agreement as of December 30, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Directed Services, LLC and ING Financial Advisers, LLC and amended on June 5, 2007 and November 17, 2011 • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 7, 2014.

(8.37)

Amendment No. 4 dated August 1, 2014 to Amended and Restated Participation Agreement dated December 30, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Voya Retirement Insurance and Annuity Company (formerly ING Life Insurance and Annuity Company), Voya Insurance and Annuity company (formerly ING USA Annuity and Life Insurance Company), ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Directed Services, LLC and Voya Financial Partners, LLC (formerly ING Financial Advisers, LLC), and amended on June 5, 2007, November 17, 2011 and August 12, 2013 • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 14, 2015.

(8.38)

Amended and Restated Administrative Services Agreement executed as of October 3, 2005, between Franklin Templeton Services, LLC, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.

(8.39)

Amendment No. 1 dated May 17, 2006 to Amended and Restated Administrative Services Agreement dated October 3, 2005 by and among Franklin Templeton Services, LLC, ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York and amended on November 11 2011 • Incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 3, 2012.

(8.40)

Amendment No. 3 dated July 31, 2013 to Amended and Restated Administrative Services Agreement dated October 3, 2005 by and among Franklin Templeton Services, LLC, ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York and amended on May 17, 2006 and November 11, 2011 • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 7, 2014.

(8.41)

Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable Insurance Products Trust) entered into as of April 16, 2007 among Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.42)

(Retail) Master Shareholder Services Agreement effective as of August 28, 2000 among Franklin Templeton Distributors, Inc., Franklin Templeton Investor Services, Inc., and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.43)

(Retail) Amendment dated November 13, 2000 to the Master Shareholder Services Agreement effective as of August 28, 2000 among Franklin Templeton Distributors, Inc., Franklin Templeton Investor Services, LLC, and Aetna Life Insurance and Annuity Company and amended on February 1, 2002, May 1, 2004 and July 1, 2010 • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004, and by reference to Pre-Effective Amendment No. 40 (File No. 333-01107), as filed on October 24, 2005, and by reference to Post-Effective Amendment No. 58 (File No. 333-01107), as filed on December 3, 2010.

(8.44)

(Retail) Fifth Amendment dated July 1, 2013 to the Master Shareholder Services Agreement dated August 28, 2000 between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, Franklin Templeton Investor Services, LLC and Franklin Templeton Distributors, Inc. and amended on November 13, 2000, February 1, 2002, May 1, 2004 and July 1, 2010 • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 7, 2014.

(8.45)

Rule 22c-2 Shareholder Information Agreement entered into as of April 16, 2007 among Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.

(8.46)

(Retail) Participation Agreement dated as of October 1, 2000 by and among AIM Equity Funds, AIM Distributors, Inc., and Aetna Life Insurance and Annuity Company • Incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-105479), as filed on May 22, 2003.

(8.47)

(Retail) Amendment No. 1 dated January 1, 2003 to Participation Agreement dated as of October 1, 2000 by and among AIM Equity Funds, Invesco Distributors, Inc. (f/k/a/ AIM Distributors, Inc.), and ING Life Insurance and Annuity Company (f/k/a Aetna Life Insurance and Annuity Company) and amended on March 31, 2011 and January 1, 2012 • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 21, 2004 and by reference to Post-Effective Amendment No. 59 (File No. 033-75962), as filed on April 3, 2012.

(8.48)

(Retail) Fourth Amendment dated September 24, 2012 to Participation Agreement dated as of October1, 2000 and amended on January 1, 2003, March 31, 2011 and January 1, 2012 by and among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Financial Advisers, Inc., Invesco Investment Services, Inc. and Invesco Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 3, 2013.

(8.49)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between AIM Investment Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.50)

(Retail) Selling and Services Agreement dated as of March 1, 2001 by and among Aetna Investment Services, LLC, Aetna Life Insurance and Annuity Company and Lord Abbett Distributor LLC • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 25, 2012.

(8.51)

(Retail) Amendment No. 1 to the Selling and Services Agreement dated as of July 25, 2002 by and among ING Financial Advisers, LLC (formerly known as Aetna Investment Services, LLC), ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company), Lord Abbett Distributor LLC, Lord Abbett Affiliated Fund, Inc., Lord Abbett Bond-Debenture Fund, Inc., Lord Abbett Mid-Cap Value Fund, Inc. and Lord, Abbett & Co. LLC amended on September 26, 2003, September 1, 2004, October 1, 2007, August 12, 2008, August 31, 2008, September 30, 2009 and November 30, 2010 • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 25, 2012, and by reference to Post-Effective Amendment No. 9 (File No. 333-109860), as filed on April 17, 2007.

(8.52)

Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16, 2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.53)

(Retail) Selling and Services Agreement and Fund Participation Agreement made and entered into as of September 11, 2007 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Nuveen Investments, LLC • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 7, 2014.

(8.54)

(Retail) Replacement Attachment A dated July 30, 2009 to the Selling and Services Agreement and Fund Participation Agreement dated September 11, 2007 • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 7, 2014.

(8.55)

(Retail) First Amendment dated December 1, 2010 to the Selling and Services Agreement and Participation Agreement dated September 11, 2007 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and Nuveen Investments, LLC • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 7, 2014.

(8.56)

(Retail) Second Amendment dated June 1, 2013 to the Selling and Services Agreement and Participation Agreement dated September 11, 2007 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and Nuveen Investments, LLC and amended on December 1, 2010 • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 7, 2014.

(8.57)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Nuveen Investments, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 7, 2014.

(8.58)

(Retail) Selling and Services Agreement and Fund Participation Agreement as of October 15, 2009 by and among ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, Pax World Funds Series Trust I and ALPS Distributors, Inc., and amended on June 4, 2010 • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009, and by reference to Post-Effective Amendment No. 58 (File No. 033-75962), as filed on December 16, 2011.

(8.59)

(Retail) Second Amendment, dated July 2, 2015, to the Fund Participation and Selling and Services Agreement, made as of October 15, 2009, between the PAX World Funds Series Trust I, Voya Retirement Insurance and Annuity Company, Voya Institutional Plan Services, LLC, Voya Financial Partners, LLC and ALPS Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 6, 2016.

(8.60)

(Retail) Pax revised Schedule A as of June 29, 2018, to the Selling and Services Agreement and Fund Participation Agreement • Incorporated by reference to Post-Effective Amendment No. 70 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 3, 2019.

(8.61)

Rule 22c-2 Agreement dated October 15, 2009 between ALPS Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.62)

First Amendment, entered into as of July 2, 2015, to the Rule 22c-2 Agreement, made and entered into as of October 15, 2009, between the PAX World Funds Series Trust I, ALPS Distributors, Inc. and Voya Retirement Insurance and Annuity Company, Voya Institutional Trust Company, Voya Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 6, 2016.

(8.63)

Novation of Amendment to Participation Agreement dated as of January 26, 2011 and effective as of February 14, 2011 by and among Allianz Global Investors Distributors LLC, PIMCO Investments LLC, PIMCO Variable Insurance Trust, ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 25, 2012.

(8.64)

Participation Agreement dated as of May 1, 2004 among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable Insurance Trust and PA Distributors LLC • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.65)

First Amendment dated August 15, 2007 to Participation Agreement among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC dated as of May 1, 2004 • Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-01107), as filed on May 23, 2008.

(8.66)

Services Agreement dated as of May 1, 2004 between PIMCO Variable Insurance Trust (the "Trust") and ING Life Insurance and Annuity Company, and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.67)

First Amendment dated August 15, 2007 to Services Agreement between PIMCO Variable Insurance Trust, ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company dated as of May 1, 2004 • Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-01107), as filed on May 23, 2008.

(8.68)

Services Agreement effective as of May 1, 2004 between Pacific Investment Management Company LLC (“PIMCO”) and ING Life Insurance and Annuity Company, and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.69)

First Amendment dated August 15, 2007 to Services Agreement between Pacific Investment Management Company LLC (“PIMCO”), ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company and Allianz Global Investors Distributors LLC effective as of May 1, 2004 • Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-01107), as filed on May 23, 2008.

(8.70)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated March 11, 2003 by and among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Financial Advisers, LLC and PIMCO Advisors Distributors LLC • Incorporated by reference to Post-Effective Amendment No. 55 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 15, 2009.

(8.71)

(Retail) First Amendment entered into as of December 31, 2003 to Selling and Services Agreement and Fund Participation Agreement between ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Financial Advisers, LLC and PIMCO Advisors Distributors LLC dated as of March 11, 2003 and amended on December 31, 2003, July 1, 2005, October 1, 2008 and March 10, 2009 • Incorporated by reference to Post-Effective Amendment No. 55 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 15, 2009, and by reference to Post-Effective Amendment No. 56 (File No. 333-01107), as filed on December 18, 2009.

(8.72)

Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the 16th day of October, 2007 between Allianz Global Investors Distributors LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007.

(8.73)

(Retail) Fund Participation Agreement dated as of October 10, 2000 between Aetna Life Insurance and Annuity Company, T. Rowe Price Investment Services, Inc. and T. Rowe Price Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.74)

(Retail) Amendment effective January 1, 2001 to Fund Participation Agreement dated as of October 10, 2000 between Aetna Life Insurance and Annuity Company, T. Rowe Price Investment Services, Inc. and T. Rowe Price Services, Inc. and amended on January 1, 2002, January 1, 2003 and March 4, 2003 • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.75)

Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between T. Rowe Price Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 11, 2008.

(8.76)

Fund Participation Agreement effective as of May 1, 2004 between Wanger Advisors Trust, Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company, and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.77)

First Amendment dated May 7, 2007 to Fund Participation Agreement effective as of May 1, 2004 between Columbia Wanger Asset Management, LP, Wanger Advisors Trust, ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 53 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 18, 2008.

(8.78)

Service Agreement with Investment Adviser effective as of May 1, 2004 between Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.79)

Joinder and Amendment, effective as of July 1, 2017, to the Service Agreement dated May 1, 2004, by and between Voya Retirement Insurance and Annuity Company, ReliaStar Life Insurance Company, Columbia Wanger Asset Management, LLC and Columbia Management Investment Services Corp. • Incorporated by reference to Post-Effective Amendment No. 70 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 3, 2019.

(8.80)

Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Life Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 45 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2007.

(8.81)

(Retail) Participation Agreement dated August 19, 2002 by and among Strong Investor Services, Inc., Strong Investments, Inc. and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 12, 2007.

(8.82)

(Retail) First Amendment effective October 30, 2006 to Participation Agreement dated August 19, 2002 among ING Life Insurance and Annuity Company, Wells Fargo Funds Management, LLC and Wells Fargo Funds Distributor, LLC and amended on August 1, 2007 and April 1, 2008 • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 13, 2007, and by reference to Post-Effective Amendment No. 10 (File No. 333-105479), as filed on April 11, 2008, and by reference to Post-Effective Amendment No. 12 (File No. 333-105479), as filed on April 9, 2010.

(8.83)

(Retail) Sixth Amendment effective March 31, 2017 to Participation Agreement dated August 19,2002 by and among Voya Retirement Insurance and Annuity Company, Wells Fargo Funds Management, LLC and Wells Fargo Funds Distributor, LLC as amended October 30, 2006, August 1, 2007, April 1, 2008, June 3, 2010 and December 3, 2012

(8.84)

(Retail) Consent to Assign Certain Agreement(s) agreed and accepted as of April 8, 2005 between Wells Fargo Funds Distribution, LLC, Wells Fargo Funds Management, LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 12, 2007.

(8.85)

Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between Wells Fargo Funds Distributor, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Life Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 11, 2008.

(8.86)

Fund Participation, Administrative and Shareholder Service Agreement made and entered into as of July 25, 2016 by and between Voya Retirement Insurance and Annuity Company, Voya Financial Partners, LLC and Voya Investments Distributor, LLC • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.

(8.87)

Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13)	Powers of Attorney

Item 25.   Directors and Officers of the Depositor*

Name	Principal Business Address	Positions and Offices with Depositor
Charles P. Nelson	One Orange Way Windsor, CT 06095-4774	Director and President
Rodney O. Martin, Jr.	230 Park Avenue New York, NY 10169	Director and Chairman
Michael S. Smith	230 Park Avenue New York, NY 10169	Director, Executive Vice President and Chief Risk Officer
Patricia J. Walsh	230 Park Avenue New York, NY 10169	Executive Vice President and Chief Legal Officer
William T. Bainbridge	1475 Dunwoody Drive West Chester, PA 19380	Director and Senior Vice President
Anthony J. Brantzeg	230 Park Avenue New York, NY 10169	Director and Senior Vice President
Carlo Bertucci	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Chief Tax Officer
C. Landon Cobb, Jr.	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President and Chief Accounting Officer
Miles R. Edwards	One Orange Way Windsor, CT 06095-4774	Senior Vice President
Howard F. Greene	230 Park Avenue New York, NY 10169	Senior Vice President, Compensation
William S. Harmon	One Orange Way Windsor, CT 06095-4774	Senior Vice President
Heather H. Lavallee	One Orange Way Windsor, CT 06095-4774	Senior Vice President
Francis G. O’Neill	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Chief Financial Officer
David S. Pendergrass	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President and Treasurer
Justin Smith	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Deputy General Counsel
Matthew Toms	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President
Jean Weng	230 Park Avenue New York, NY 10169	Senior Vice President and Assistant Secretary
Rajat P. Badhwar	One Orange Way Windsor, CT 06095-4774	Chief Information Security Officer
Brian J. Baranowski	One Orange Way Windsor, CT 06095-4774	Vice President, Compliance
Debra M. Bell	8055 East Tuft Avenue Suite 710 Denver, CO 80237	Vice President and Assistant Treasurer
Chad M. Eslinger	20 Washington Avenue South Minneapolis, MN 55401	Vice President, Compliance

Name	Principal Business Address	Positions and Offices with Depositor
Regina A. Gordon	One Orange Way Windsor, CT 06095-4774	Vice President and Chief Compliance Officer
Kyle A. Puffer	One Orange Way Windsor, CT 06095-4774	Vice President and Appointed Actuary
Kevin J. Reimer	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Jennifer M. Ogren	20 Washington Avenue South Minneapolis, MN 55401	Secretary

* These individuals may also be directors and/or officers of other affiliates of the Company.

Item 26.   Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 71 to Registration Statement on Form N-4 for Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (File No. 333-01107), as filed with the Securities and Exchange Commission on April 23, 2019.

Item 27.   Number of Contract Owners

As of May 31, 2019, there were 332,339 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C of Voya Retirement Insurance and Annuity Company.

Item 28.   Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS.  Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations.

These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774.  Under Section 33-775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(2); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify.  Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation.  Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation.  Consistent with the laws of the State of Connecticut, Voya Financial, Inc. maintains Professional Liability and Fidelity bond, Employment Practices liability and Network Security insurance policies issued by an international insurer.  The policies cover Voya Financial, Inc. and any company in which Voya Financial, Inc. has a controlling financial interest of 50% or more.  The policies cover the funds and assets of the principal underwriter/depositor under the care, custody and control of Voya Financial, Inc. and/or its subsidiaries.  The policies provide for the following types of coverage: Errors and Omissions/Professional Liability, Employment Practices liability and Fidelity/Crime (a.k.a. “Financial Institutional Bond”) and Network Security (a.k.a. “Cyber/IT”).

Section 20 of the Voya Financial Partners, LLC Amended and Restated Limited Liability Company Agreement executed as of June 30, 2016 provides that Voya Financial Partners, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of Voya Financial Partners, LLC, as long as he acted in good faith on behalf of Voya Financial Partners, LLC and in a manner reasonably believed to be within the scope of his authority.  An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct.  This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriter

(a)     In addition to serving as the principal underwriter for the Registrant, Voya Financial Partners, LLC acts as the principal underwriter for Variable Life Account B of Voya Retirement Insurance and Annuity Company (VRIAC), Variable Annuity Account B of VRIAC, Variable Annuity Account I of VRIAC and Variable Annuity Account G of VRIAC (separate accounts of VRIAC registered as unit investment trusts under the 1940 Act).  Voya Financial Partners, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B and C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H and I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M and P (a management investment company registered under the1940 Act).

(b) The following are the directors and officers of the Principal Underwriter:

Name	Principal Business Address	Positions and Offices with Underwriter
William P. Elmslie	One Orange Way Windsor, CT 06095-4774	Director and Managing Director
Thomas W. Halloran	30 Braintree Hill Office Park Floors 2-4 Braintree, MA 02184	Director
Michael S. Smith	230 Park Avenue New York, NY 10169	Executive Vice President and Chief Risk Officer
Rajat P. Badhwar	One Orange Way Windsor, CT 06095-4774	Chief Information Security Officer
Regina A. Gordon	One Orange Way Windsor, CT 06095-4774	Chief Compliance Officer
Kristin H. Hultgren	One Orange Way Windsor, CT 06095-4774	Chief Financial Officer
Frederick H. Bohn	One Orange Way Windsor, CT 06095-4774	Assistant Chief Financial Officer
Bridget J. Witzeman	One Orange Way Windsor, CT 06095-4774	Managing Director
Carlo Bertucci	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Chief Tax Officer

Name	Principal Business Address	Positions and Offices with Underwriter
David S. Pendergrass	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President and Treasurer
Jean Weng	230 Park Avenue New York, NY 10169	Senior Vice President and Assistant Secretary
Jennifer M. Ogren	20 Washington Avenue South Minneapolis, MN 55401	Secretary
M. Bishop Bastien	3017 Douglas Boulevard Roseville, CA 95661	Vice President
Debra M. Bell	8055 East Tuft Avenue Suite 710 Denver, CO 80237	Vice President and Assistant Treasurer
Lisa S. Gilarde	One Orange Way Windsor, CT 06095-4774	Vice President
Mark E. Jackowitz	22 Century Hill Drive, Suite 101 Latham, NY 12110	Vice President
Carol B. Keen	One Orange Way Windsor, CT 06095-4774	Vice President
George D. Lessner, Jr.	15455 North Dallas Parkway Suite 1250 Addison, TX 75001	Vice President
David J. Linney	2900 North Loop West, Suite 180 Houston, TX 77092	Vice President
Michael J. Pise	One Orange Way Windsor, CT 06095-4774	Vice President
Kevin J. Reimer	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Frank W. Snodgrass	9020 Overlook Blvd. Brentwood, TN 37027	Vice President
Scott W. Stevens	30 Braintree Hill Office Park Floors 2-4 Braintree, MA 02184	Vice President
Angelia M. Lattery	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
Melissa A. O’Donnell	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
Tina M. Schultz	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
James D. Ensley	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Tax Officer
Andrew M. Kallenberg	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Tax Officer
Keith C. Watkins	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Tax Officer

(c) Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*

Voya Financial Partners, LLC				$54,251,364.57

*       Reflects compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of Voya Retirement Insurance and Annuity Company during 2018.

Item 30.   Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by Voya Retirement Insurance and Annuity Company at One Orange Way, Windsor, Connecticut 06095-4774 and at Voya Services Company at 5780 Powers Ferry Road, NW, Atlanta, Georgia 30327-4390.

Item 31.   Management Services

Not applicable

Item 32.   Undertakings

Registrant hereby undertakes:

(a)     to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)     to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c)     to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that with respect to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), it is relying on and complies with the terms of the SEC Staff’s No-Action Letter dated August 30, 2012, with respect to participant acknowledgement of and language concerning withdrawal restrictions applicable to such plans.  See ING Life Insurance and Annuity Company; S.E.C. No-Action Letter, 2012 WL 3862169, August 30, 2012.

Except in relation to 403(b) plans subject to ERISA, the Company hereby represents that it is relying on and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988, with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended.  See American Council of Life Insurance; S.E.C. No-Action Letter, 1988 WL 1235221, November 28, 1988.

Voya Retirement Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Voya Retirement Insurance and Annuity Company.  See Section 26(e) of the Investment Company Act of 1940.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Voya Retirement Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-105479) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of Connecticut, on the 1st day of July, 2019.

VARIABLE ANNUITY ACCOUNT C OF VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Registrant)
By:	VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Depositor)
By:	Charles P. Nelson*
Charles P. Nelson President (principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 26 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title		Date

Charles P. Nelson*	Director and President	)
Charles P. Nelson	(principal executive officer))
)
Francis G. O’Neill*	Senior Vice President and Chief Financial Officer	)
Francis G. O’Neill	(principal financial officer))
)
C. Landon Cobb, Jr.*	Senior Vice President and Chief Accounting Officer	)
C. Landon Cobb, Jr.	(principal accounting officer))
)
William Bainbridge*	Director	)	July
William T. Bainbridge		)	1, 2019
)
Tony Brantzeg*	Director	)
Anthony J. Brantzeg		)
)
Rodney O. Martin, Jr.*	Director	)
Rodney O. Martin, Jr.		)
)

Michael S. Smith*	Director	)
Michael S. Smith		)

By:	/s/Peter M. Scavongelli
Peter M. Scavongelli *Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT C Exhibit Index

Exhibit No.	Exhibit

24(b)(9)	Opinion and Consent of Counsel

24(b)(10)	Consent of Independent Registered Public Accounting Firm

24(b)(13)	Powers of Attorney